UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                    Washington , D.C.  20549

                           FORM 24f-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24F-2

Read instructions at end of Form  before preparing Form.  Please print or type.

1.  Name and address of issuer:     USAA MUTUAL FUND, INC.
                                    10750 Robert F. McDermott Freeway
                                    San Antonio, Texas  78288

2.  Name of each series or class of securities for which this Form is filed
    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

             Growth Fund                        Short-Term Bond Fund
             Aggressive Growth Fund             Growth & Income Fund
             Income Stock Fund                  Science & Technology Fund
             Income Fund                        First Start Growth Fund
             Money Market Fund


3.  Investment Company Act File Number:                  811-2429

    Securities Act File Number:                          2-49560

4(a). Last day of the fiscal year for which this Form is filed:
                  July 31, 1998

4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2):
                  Not Applicable

4(c). Check box if this is the last time the issuer will be filing the Form:
                  Not Applicable.

5.  Calculation of registration fee:

   (i)  Aggregate sale price of securities sold
        during the fiscal year pursuant to
        section 24(f):                                           $ 5,701,289,422

  (ii)  Aggregate price of securities redeemed
        or repurchased during the fiscal year: $ 4,636,674,989

 (iii)  Aggregate price of securities redeemed
        or repurchased during any prior fiscal
        year ending no earlier than October 11,
        1995 that were not previously used to
        reduce registration fees payable to the
        Commission:                            $             0
                                               ---------------

  (iv)  Total available redemption credits [add
        Items 5(ii) and 5(iii):                                - $ 4,636,674,989
                                                                 ---------------

   (v)  Net sales -- if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                         $ 1,064,614,433

______________________________________________________________

  (vi)  Redemption credits available for use
        in future years                        $             0
        -- if Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:
______________________________________________________________

 (vii)  Multiplier for determining registration
        fee (See Instruction C.9):                             x        0.000295
                                                                 ---------------

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)] (enter "0" if no fee is
        due):                                                  =         314,061
                                                                 ===============

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
    issuer   in future fiscal years, then state that number here: n/a.

7.  Interest due -- if this Form is being filed more than
    90 days after the end of the issuer's fiscal year
    (see Instruction D):                                       + $           n/a
                                                                ----------------

8.  Total of the amount of the  registration  fee due plus
    any interest due [line 5(viii) plus line 7]:               = $       314,061
                                                                ================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 21, 1998

                  Method of Delivery:

                         __X__  Wire Transfer
                         _____  Mail or other means

                                    SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)* ____________________________

                                   Sherron Kirk, Treasurer
                                   ____________________________

         Date:  September 23, 1998
                __________________

                * Please print the name and title of the signing officer below the signature.